Shareholder Report, Average Annual Return (Details) 463250_LKCM Small Cap Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LKCM Small Cap Equity Fund
Average Annual Return, Percent	13.29%	7.41%	11.05%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%